Trade and Other Payables (Details) - Schedule of Trade and Other Payables - ZAR (R) R in Thousands	Feb. 29, 2024	Feb. 28, 2023
Trade payables
Amounts due to related parties	R 12,230	R 13,081
Trade payables	207,308	137,400
Accrued expenses	149,251	121,784
Total trade payables	368,789	272,265
Other payables
Sundry creditors	19,639	22,918
Other taxes	48,131	44,566
Dividend payable to NCI	9,725	34,298
Total other payables	R 446,284	R 374,047